Regulation - Significant Regulatory Developments Narrative (Details) - CAD ($) $ in Millions	1 Months Ended					12 Months Ended
	Aug. 31, 2020	Jun. 30, 2020	May 31, 2020	Mar. 31, 2020	Nov. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Public Utilities, General Disclosures [Line Items]
Regulatory liability						$ 3,103	$ 3,358
Net earnings						$ 1,209	$ 1,655
FortisBC Energy and FortisBC Electric
Public Utilities, General Disclosures [Line Items]
Variance sharing (percent)						50.00%
FERC | ITC
Public Utilities, General Disclosures [Line Items]
ROE (percent)						10.77%	10.63%
PSC | Central Hudson
Public Utilities, General Disclosures [Line Items]
ROE (percent)						8.80%	8.80%
BCUC | FortisBC Energy and FortisBC Electric
Public Utilities, General Disclosures [Line Items]
Rate-setting framework period		5 years
Variance sharing (percent)		50.00%
AUC | FortisAlberta
Public Utilities, General Disclosures [Line Items]
ROE (percent)						8.50%	8.50%
May 2020 FERC decision | FERC | ITC
Public Utilities, General Disclosures [Line Items]
ROE, including incentive adders (percent)			10.77%
Net earnings						$ 29
November 2019 FERC decision | FERC | ITC
Public Utilities, General Disclosures [Line Items]
ROE, including incentive adders (percent)					10.63%
Net earnings							$ 63
November 2019 And May 2020 FERC decisions | FERC | ITC
Public Utilities, General Disclosures [Line Items]
Refund to customers						42
November 2019 And May 2020 FERC decisions | FERC | ITC | Return On Equity Complaints Liability
Public Utilities, General Disclosures [Line Items]
Regulatory liability						6	91
May 2020 FERC decision, Prior Year Impact | FERC | ITC
Public Utilities, General Disclosures [Line Items]
Net earnings						$ 27
November 2019 FERC decision, Prior Year Impact | FERC | ITC
Public Utilities, General Disclosures [Line Items]
Net earnings							$ 83
March 2020 Review Of Transmission Incentives Policy | FERC | ITC
Public Utilities, General Disclosures [Line Items]
Proposed ROE incentives (basis points)				2.50%
August 2020 Generate Rate Application | PSC | Central Hudson | Electric Delivery Revenue
Public Utilities, General Disclosures [Line Items]
Requested increase in rates	$ 44
August 2020 Generate Rate Application | PSC | Central Hudson | Natural Gas Delivery Revenue
Public Utilities, General Disclosures [Line Items]
Requested increase in rates	$ 19
2018 Alberta Independent System Operator Tariff Application | AUC | FortisAlberta
Public Utilities, General Disclosures [Line Items]
Unamortized customer contributions								$ 400
Minimum | May 2020 FERC decision | FERC | ITC
Public Utilities, General Disclosures [Line Items]
ROE (percent)			10.02%
Minimum | November 2019 FERC decision | FERC | ITC
Public Utilities, General Disclosures [Line Items]
ROE (percent)					9.88%
Maximum | May 2020 FERC decision | FERC | ITC
Public Utilities, General Disclosures [Line Items]
ROE (percent)			12.62%
Maximum | November 2019 FERC decision | FERC | ITC
Public Utilities, General Disclosures [Line Items]
ROE (percent)					12.24%